Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of income tax [Abstract]
Major Components Of Tax Expense (Income)
The following table represents the major components of income tax expense (recovery) recognized in net (loss) earnings for the years ended December 31, 2018 and 2017:

	December 31, 2018	December 31, 2017
Current income tax expense	$17.3	$11.9
Deferred income tax expense (recovery)	16.9	(16.3)
Income tax expense (recovery) recognized in net (loss) earnings	$34.2	($4.4)

Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates And Average Effective Tax Rate
The statutory tax rate for 2018 was 25.0% (2017 – 25.0%). The following table reconciles the expected income tax recovery at the Canadian combined statutory income tax rate to the amounts recognized in net (loss) earnings for the years ended December 31, 2018 and 2017:

	December 31, 2018	December 31, 2017
(Loss) earnings before income taxes	($38.4)	$22.2
Statutory tax rate	25.0%	25.0%
Expected income tax (recovery) expense based on above rates	($9.6)	$5.6
Effect of higher tax rates in foreign jurisdictions	(2.4)	0.3
Non-deductible expenses	4.4	4.9
Impact of local mining taxes	6.0	2.2
Impact of foreign exchange	28.8	(22.5)
Impact of renouncement of flow through share expenditures	0.3	2.6
Withholding tax	1.2	1.3
Change in unrecognized temporary differences	5.2	2.6
Other	0.3	(1.4)
Income tax (recovery) expense	$34.2	($4.4)

Schedule of Change in Deferred Income Tax Liability
The following table reflects the change in deferred income tax liability at December 31, 2018 and December 31, 2017:

	December 31, 2018	December 31, 2017
Balance, beginning of year	$477.0	$291.0
Deferred income tax liability recognized on Richmont Mines acquisition (note 5)	—	201.5
Deferred income tax expense (recovery) recognized in net (loss) earnings	16.9	(16.3)
Deferred income tax (recovery) expense recognized in OCI	(2.4)	3.5
Deferred income tax recovery recognized in equity	—	(2.7)
Balance, end of year	$491.5	$477.0

Schedule of Deferred Tax Assets and Liabilities
The following reflects the deferred income tax liability at December 31, 2018 and December 31, 2017:

	December 31, 2018	December 31, 2017
Accounting value of mineral property, plant and equipment in excess of tax value	$446.8	$409.0
Accounting value of inventories in excess of tax value	13.8	34.7
Other taxable temporary differences	64.3	58.6
Non-capital losses carried forward	(33.4)	(25.3)
Deferred income tax liability	$491.5	$477.0